Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ 10,201	¥ 63,985	¥ 43,675	¥ 71,460
Dilution effect arising from share-based awards issued by a subsidiary and equity investees | ¥		(21)	(11)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 63,964	¥ 43,664	¥ 71,460
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	2,553	2,553	2,493	2,458
Adjustments for dilutive share options and RSUs (million shares)	57	57	80	104
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	2,610	2,610	2,573	2,562
Net income per ordinary share/ADS - basic | (per share)	$ 4.00	¥ 25.06	¥ 17.52	¥ 29.07
Net income per ordinary share/ADS - diluted | (per share)	$ 3.91	¥ 24.51	¥ 16.97	¥ 27.89